FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Bank commissions	$ 8	$ 8	$ 17	$ 30	$ 16		$ 63	$ 83	$ 18
Interest income	(6)	(11)	(15)	(9)	(32)		(36)	(1)	(1)
Exchange rate differences	(81)	32	(75)	(40)	138		177	(33)	30
Interest expense (including debt issuance costs)	1,120	10	2,108	1,232	25		730	105	221
Change in fair value of warrants and embedded derivatives	(3,529)		(305)	(1,322)
Redemption of beneficial conversion feature of convertible loan									(308)
Total financial expenses (income), net	$ (2,488)	$ 39	$ 1,730	$ (109)	$ 147	$ 787	$ 934	$ 154	$ (40)